Investments And Other Assets (Narrative) (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2019 CAD ($) shares	May 31, 2019 CAD ($)	Aug. 31, 2019 CAD ($) item	Aug. 31, 2018 CAD ($) shares	Aug. 31, 2016 shares
Disclosure of joint operations [line items]
Investments In Private Entities			$ 37,000,000	$ 45,000,000
Losses on disposal of investments			$ (109,000,000)	$ 0
Weighted average ownership of investment		38.00%		39.00%
Minor investments in various private entities [Member]
Disclosure of joint operations [line items]
Investments In Private Entities	$ 10,000,000	$ 10,000,000
Proceeds from disposal of investments in private entities	$ 25,000,000
Corus [Member]
Disclosure of joint operations [line items]
Proceeds from sale of interest in associates		526,000,000
Losses on disposal of investments		109,000,000
Dividends received		$ (10,000,000)
Specialty television services | item			35
Radio Stations | item			39
Conventional television stations | item			15
Proportion of ownership interest in associate					37.00%
Portion of shares retained for 12 month period			33.33%
First retention period			12 months
Portion of shares retained for 18 month period			33.33%
Second retention period			18 months
Portion of shares retained for 24 month period			33.33%
Third retention period			24 months
Class B Non-Voting Shares [Member] | Corus [Member]
Disclosure of joint operations [line items]
Number of shares outstanding | shares	80,630,383
Price per share	$ 6.8
Proceeds from sale of interest in associates	526,000,000
Losses on disposal of investments	$ 109,000,000
Weighted average ownership of investment				38.00%
Dividends received			$ 10,000,000	$ 92,000,000
Number of shares in associate | shares				80,630,383
Fair value of shares owned				$ 298,000,000
Number of shares issued | shares					71,364,853